Note 33 - Employee Benefits - Movements In Share Award Units (Detail) € in Thousands, u-2 in Thousands	12 Months Ended
	Dec. 31, 2022 EUR (€)	Dec. 31, 2021 EUR (€)
Movements in share awards units [Line Items]
Number of Awards Outstanding at beginning of year	121,818	119,206
Number of Awards Granted	45,114	50,554
Released	€ (34,121)	€ (43,206)
Number of Awards Forfeited	(4,872)	(4,537)
Number of Awards Other Movements	(411)	(200)
Number of Awards Outstanding at end of year	127,528	121,818